SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION - Reclassification Adjustment Out of Accumulated Other Comprehensive loss (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold									$ (5,243.5)	$ (4,801.6)	$ (4,386.8)
Interest expense									(58.5)	(63.0)	(59.9)
Income before taxes									554.8	589.5	477.1
Other non-operating expense									(104.8)	(18.0)	(53.2)
Provision for income taxes									(85.4)	(307.7)	(156.4)
Net income	$ 97.1	$ 149.5	$ 95.6	$ 125.2	$ (59.6)	$ 108.3	$ 120.9	$ 112.2	467.4	281.8	320.7
Income tax (benefit) expense allocated - Foreign currency translation:
Translation (loss) gain									(9.1)	(25.1)	(3.3)
Income tax (benefit) expense allocated - Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit									(2.4)	0.5	(24.2)
Reclassifications to net income									27.6	8.9	22.6
Income tax (benefit) expense allocated - Cash flow hedges:
Gains (losses) recognized on cash flow hedges									0.3	(0.6)	0.1
Reclassifications to net income									(0.3)	0.5	1.0
Income tax expense (benefit) related to items of other comprehensive (loss) income									16.1	(15.8)	(3.8)
Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Net income									(92.7)	(20.2)	(47.0)
Pension and Other Postretirement Benefits | Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Other non-operating expense									(121.4)	(28.2)	(66.8)
Provision for income taxes									27.6	8.9	22.6
Net income									(93.8)	(19.3)	(44.2)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Income before taxes									1.4	(1.4)	(3.8)
Provision for income taxes									(0.3)	0.5	1.0
Net income									1.1	(0.9)	(2.8)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Foreign exchange contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold									1.3	0.2	(3.0)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Commodity contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold									$ 0.1	0.2	(0.7)
Cash Flow Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Interest Rate Contracts
Amounts reclassified from Accumulated other comprehensive loss
Interest expense										$ (1.8)	$ (0.1)